NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2023
NOTES PAYABLE
Schedule of notes payable

Notes payable consisted of the following as of June 30, 2023 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	2,124,821	1/15/2020-5/31/2057	2.753%	¥1,719,187
Lender 2	2,220,400	9/27/2018-6/4/2025	3.727%	1,632,000
Lender 3	977,000	1/30/2023-7/29/2023	2.700%	957,000
Lender 4	872,400	10/21/2022-4/30/2025	3.500%	872,400
Lender 5	874,800	7/7/2022-5/30/2025	1.674%	813,800
Other lenders	7,672,402	3/23/2016-4/30/2052	0.46%-6.00%	5,401,037
Aggregate outstanding principal balances				11,336,824
Less: current portion and short-term notes payable				5,899,156
Long-term portion of notes payable				¥5,437,668

Notes payable consisted of the following as of June 30, 2022 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	¥1,988,100	8/24/2018-6/5/2023	3.45-3.60%	¥1,869,100
Lender 2	¥1,441,200	1/15/2020-12/31/2029	2.60-3.00%	1,176,290
Lender 3	¥340,000	12/27/2017-8/25/2032	1.65-2.35%	569,250
Lender 4	¥485,000	10/30/2020-7/31/2024	2.80%	482,915
Lender 5	¥480,000	6/10/2022-6/17/2024	2.50%	480,000
Other lenders	¥4,285,366	3/23/2016-4/30/2052	0.46-6.00%	4,015,404
Aggregate outstanding principal balances				8,592,959
Less: current portion and short-term note payable				6,361,415
Long-term portion of notes payable				¥2,231,544

Schedule of annual aggregate maturities of notes payable during each of the next five years

As of June 30, 2023, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2024	¥5,899,156
2025	3,137,152
2026	688,647
2027	100,332
2028	100,674
Thereafter	1,410,863
Total notes payable	¥11,336,824

Schedule of interest activity, including other financing costs for notes payable	Interest activity, including other financing costs for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Interest incurred	¥191,612	¥211,206	¥177,232
Less: Amounts capitalized	(174,881)	(187,873)	(120,582)
Interest expense	¥16,731	¥23,333	¥56,650